Recapitalization Transaction Expense - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 03, 2021	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Issuance of shares			$ 11,907		$ 377,273
Recapitalization transaction expense	$ 148,700	$ 148,722	$ 0	[1]	$ 0	[1]
Alkuri Global Acquisition Corp
Disclosure of detailed information about business combination [line items]
Net identifiable assets and liabilities		5,310
Recapitalization transaction expense		148,498
Alkuri Global Acquisition Corp | PIPE Investors
Disclosure of detailed information about business combination [line items]
Issuance of shares		$ 224,224
Share issued, price per share (in usd per share)		$ 10.01
Net identifiable assets and liabilities		$ 224,000
Recapitalization transaction expense		148,722
IFRS 2 Expense on the closing date		224
Alkuri Global Acquisition Corp | Class A ordinary shares
Disclosure of detailed information about business combination [line items]
Issuance of shares		$ 153,808
Share price (in usd per share)		$ 10.01
Alkuri Global Acquisition Corp | Warrant
Disclosure of detailed information about business combination [line items]
Issuance of shares		$ 31,009

[1]	Restated to reflect reclassification of certain expense items described in Note 2.